Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,383,979	$ 2,402,472	$ 1,948,541
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,642,801	1,621,653	1,541,195
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	536,164	501,985	245,865
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 205,014	$ 278,834	$ 161,481